UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcus Schloss & Co., Inc.
Address:  One Whitehall Street
          New York,  NY  10004

Form 13F File Number:  28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Schloss
Title:  Chairman
Phone:  212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss         New York, New York         February 10, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $210,703


List of Other Included Managers:

          No.      Form 13F File Number        Name

          01       28-6788                     Rexford Management, Inc.

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
                                   Form 13F Information Table

               Column 1              Column 2       Column 3   Column 4         Column 5
               --------              --------       --------   --------         --------

                                                                 Value      Shrs or   Sh/ Put/
            Name of Issuer        Title of Class      Cusip    (x$1000)     Prn Amt   Prn Call
            --------------        --------------      -----    --------     -------   --- ----

                                                                                       <C
Aquila Biopharmaceuticals Inc.         Com          03839F107     1,388      584,515   Sh
Clarify Inc.                           Com          180492100     4,711       37,200   Sh
Cytec Industries Corp.                 Com          232820100     1,734       75,000   Sh
Harris Corp.                           Com          413875105       534       20,000   Sh
Mattel Inc.                            Com          577081102       656       50,000   Sh
Visio Corp.                            Com          927914101       760       16,000   Sh
Alza Corp.                             Com          022615108    10,900      314,800   Sh
Aquila Biopharmaceuticals Inc.         Com          03839F107       119       50,000   Sh
Aspect Telecommunications Corp.  Sb Db Cv Zero 18   045237AE4     7,660   19,150,000  Prn
Clarify Inc.                           Com          180492100    44,699      353,000   Sh
Delta and Pine Land Co.                Com          247357106     2,118      121,900   Sh
MediaOne Group Inc.                    Com          58440J104     7,766      101,100   Sh
New England Electric System            Com          644001109     1,625       31,400   Sh
Oak Industries Inc.                    Com          671400505    30,224      284,800   Sh
Union Carbide Corp.                    Com          905581104     9,445      141,500   Sh
Visio Corp.                            Com          927914101     6,892      145,100   Sh
Alza Corp.                             Com          022615108     7,251      209,400   Sh
Aquila Biopharmaceuticals Inc.         Com          03839F107        52       22,000   Sh
Aspect Telecommunications Corp.  Sb Db Cv Zero 18   045237AE4     4,976   12,440,000  Prn
Clarify Inc.                           Com          180492100    29,263      231,100   Sh
Delta and Pine Land Co.                Com          247357106     1,440       82,900   Sh
MediaOne Group Inc.                    Com          58440J104     5,047       65,700   Sh
New England Electric System            Com          644001109     1,066       20,600   Sh
Oak Industries Inc.                    Com          671400505    19,782      186,400   Sh
Union Carbide Corp.                    Com          905581104     6,154       92,200   Sh
Visio Corp.                            Com          927914101     4,441       93,500   Sh

               Column 1             Column 6     Column 7              Column 8
               --------             --------     --------              --------

                                   Investment      Other            Voting Authority
            Name of Issuer         Discretion     Managers       Sole      Shared    None
            --------------         ----------     --------       ----      ------    ----

                                                                                      <C
Aquila Biopharmaceuticals Inc.          Sole                      584,515    0        0
Clarify Inc.                            Sole                       37,200    0        0
Cytec Industries Corp.                  Sole                       75,000    0        0
Harris Corp.                            Sole                       20,000    0        0
Mattel Inc.                             Sole                       50,000    0        0
Visio Corp.                             Sole                       16,000    0        0
Alza Corp.                            Defined        01           314,800    0        0
Aquila Biopharmaceuticals Inc.        Defined        01            50,000    0        0
Aspect Telecommunications Corp.       Defined        01        19,150,000    0        0
Clarify Inc.                          Defined        01           353,000    0        0
Delta and Pine Land Co.               Defined        01           121,900    0        0
MediaOne Group Inc.                   Defined        01           101,100    0        0
New England Electric System           Defined        01            31,400    0        0
Oak Industries Inc.                   Defined        01           284,800    0        0
Union Carbide Corp.                   Defined        01           141,500    0        0
Visio Corp.                           Defined        01           145,100    0        0
Alza Corp.                            Defined                     209,400    0        0
Aquila Biopharmaceuticals Inc.        Defined                      22,000    0        0
Aspect Telecommunications Corp.       Defined                  12,440,000    0        0
Clarify Inc.                          Defined                     231,100    0        0
Delta and Pine Land Co.               Defined                      82,900    0        0
MediaOne Group Inc.                   Defined                      65,700    0        0
New England Electric System           Defined                      20,600    0        0
Oak Industries Inc.                   Defined                     186,400    0        0
Union Carbide Corp.                   Defined                      92,200    0        0
Visio Corp.                           Defined                      93,500    0        0